Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information
Schedule Of Detailed Information For Equipment
Leasehold improvements	Straight line over lease term
Office equipment	Double declining rate of 30%
Office furnishings	Double declining rate of 20%
Right-of-use	Straight line over lease term